Financial Assets and Liabilities - Summary of Derivative Financial Instruments by Classification (Detail) - PHP (₱) ₱ in Millions	Dec. 31, 2019	Dec. 31, 2018
Reconciliation Of Fair Value Of Credit Derivative [Abstract]
Noncurrent assets	₱ 1	₱ 140
Current assets	41	183
Noncurrent liabilities (Note 29)	(25)
Current liabilities (Note 29)	(88)	(80)
Net assets (liabilities)	₱ (71)
Net assets (liabilities)		₱ 243